Accounting policies - Additional Information (Detail) - GBP (£) £ / shares in Units, £ in Millions		6 Months Ended		12 Months Ended
	Jan. 01, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Right of Use Assets		£ 1,825.2
Lease Liability		2,345.7
Retained earnings		9,652.4	£ 10,018.8	£ 9,541.4
Deferred tax asset		£ 155.4	£ 169.9	£ 153.0
Diluted earning per share		£ 0.248	£ 0.534	£ 0.843
Weighted average discount rate	5.40%
Impact on Initial Application of IFRS16 [member]
Disclosure of initial application of standards or interpretations [line items]
Right of Use Assets	£ 1,895.1
Lease Liability	2,326.2
Reduction in other creditors	233.5
Reduction in property provisions	68.7
Retained earnings	(128.9)
Deferred tax asset	£ 27.8
Increase to Operating profit		£ 33.7
Diluted earning per share		£ (0.008)